SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Corporate Organization
Corporate Organization
The KeyW Holding Corporation (“Holdco”, "KeyW", the "Parent" or the "Company") was incorporated in Maryland in December 2009. Holdco is a holding company and conducts its operations through The KeyW Corporation (“Opco”) and its wholly owned subsidiaries.
As further described in Note 16 - Discontinued Operation, during the second quarter of 2016, the Company sold the Hexis Cyber Solutions, Inc. ("Hexis") business in its entirety. The Hexis business marketed our HawkEye products and related maintenance and services to the commercial cyber sector and comprised our entire former Commercial Cyber Solutions reportable segment. Our Commercial Cyber Solutions segment is reflected in the accompanying consolidated financial statements as a discontinued operation, and all of the financial data in this filing have been recast to present our Commercial Cyber Solutions segment as a discontinued operation for all periods presented.
KeyW is a highly specialized provider of mission-critical cybersecurity, cyber superiority and geospatial intelligence solutions to US Government defense, intelligence and national security agencies and commercial enterprises. Our core capabilities include solutions, services and products to support the collection, processing, analysis, and use of intelligence data and information in the domains of cyberspace and geospace. Our solutions are designed to respond to meet the critical needs for agile intelligence in the cyber age and to assist the US government in national security priorities.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the transactions of KeyW, Opco, Hexis and their wholly owned subsidiaries from the date of their acquisition. All intercompany accounts and transactions have been eliminated.

Revenue Recognition
Revenue Recognition
We derive the majority of our revenue from time-and-materials, firm-fixed-price, cost-plus-fixed-fee, cost-plus-award-fee contracts and software licensing and maintenance.
Revenues from cost reimbursable contracts are recorded as reimbursable costs are incurred, including an estimated share of the applicable contractual fees earned. For performance-based fees under cost reimbursable contracts, we recognize the relevant portion of the expected fee to be awarded by the client at the time such fee can be reasonably estimated, based on factors such as prior award experience and communications with the client regarding performance. For cost reimbursable contracts with performance-based fee incentives, we recognize the relevant portion of the fee upon customer approval. For time-and-materials contracts, revenue is recognized based on billable rates times hours delivered plus materials and other reimbursable costs incurred. For firm-fixed-price service contracts, revenue is recognized using the proportional performance based on the estimated total costs of the project. For fixed-price production contracts, revenue and cost are recognized at a rate per unit as the units are delivered or by other methods to measure services provided. This method of accounting requires estimating the total revenues and total contract costs of the contract. During the performance of contracts, these estimates are periodically reviewed and revisions are made as required. The impact on revenue and contract profit as a result of these revisions is included in the periods in which the revisions are made. This method can result in the deferral of costs or the deferral of profit on these contracts. Because we assume the risk of performing a fixed-price contract at a set price, the failure to accurately estimate ultimate costs or to control costs during performance of the work could result, and in some instances has resulted, in reduced profits or losses on such contracts. Estimated losses on contracts at completion are recognized when identified.
Contract revenue recognition inherently involves estimation. Examples of estimates include the contemplated level of effort to accomplish the tasks under the contract, the cost of the effort, and an ongoing assessment of our progress toward completing the contract. From time to time, as part of our management processes, facts develop that require us to revise our estimated total costs or revenue. To the extent that a revised estimate affects contract profit or revenue previously recognized, we record the cumulative effect of the revision in the period in which the facts requiring the revision become known.
In certain circumstances, and based on correspondence with the end customer, management authorizes work to commence or to continue on a contract option, addition or amendment prior to the signing of formal modifications or amendments. We recognize revenue to the extent it is probable that the formal modifications or amendments will be finalized in a timely manner and that it is probable that the revenue recognized will be collected.
The Company recognizes software licenses, maintenance or related professional services revenue only when there is persuasive evidence of an arrangement, delivery to the customer has occurred, the fee is fixed and determinable and collectability is reasonably assured.
Revenue from software arrangements is allocated to each element of the arrangement based on the relative fair values of the elements, such as software licenses, upgrades, enhancements, maintenance contract types and type of service delivered, installation or training. The determination of fair value is based on objective evidence that is specific to the vendor (“VSOE”). The Company determines VSOE for each element based on historical stand-alone sales to third parties for the elements contained in the initial agreement. In determining VSOE, the Company requires that a substantial majority of the selling process fall within a fairly narrow pricing range. The Company has established VSOE of fair value for maintenance and professional services. If VSOE of fair value for each element of the arrangement does not exist, all revenue from the arrangement is deferred until such time as VSOE of fair value exists or until all elements of the arrangement are delivered, except in those circumstances in which the residual method may be used as described below.

Some software products are licensed on a perpetual basis. In addition, the Company provides maintenance under a separate maintenance agreement, typically for twelve months. Maintenance includes technical support and unspecified software upgrades and enhancements if and when available. Revenue from perpetual software licenses is recognized under the relative selling price method, as noted above, for arrangements in which the software is sold with maintenance and/or professional services. When software is licensed on a subscription basis, revenue is recognized ratably over the length of the subscription, typically one to three years.

Software arrangements that also include hardware where the relative hardware and software components are both essential to the functionality are accounted for under ASC 605-25, “Multiple Element Arrangements”. As such, we allocate revenue to each unit of accounting based on an estimated selling price at the arrangement inception. The estimated selling price for each element is based upon the following hierarchy: VSOE of selling price, if available, third-party evidence ("TPE') of selling price if VSOE of selling price is not available, or best estimate of selling price ("BESP") if neither VSOE of selling price nor TPE of selling price are available. The total arrangement consideration is allocated to each separate unit of accounting using the relative estimated selling prices of each unit based on the aforementioned selling price hierarchy. We limit the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting of any specified performance conditions.

To determine the estimated selling price in multiple element arrangements, the Company determines VSOE for each element based on historical stand-alone sales to third parties for the elements contained in the initial agreement, as noted above. If VSOE of selling price cannot be established for a deliverable, we establish TPE of selling price by evaluating similar and interchangeable competitor products or services in standalone arrangements with similarly situated partners. However, as our products contain a significant element of proprietary technology and offer substantially different features and functionality from our competitors, we are unable to obtain comparable pricing of our competitors’ products with similar functionality on a stand-alone basis. Therefore, we have not been able to obtain reliable evidence of TPE of selling price. If neither VSOE nor TPE of selling price can be established for a deliverable, we establish BESP primarily based on our pricing model and our go-to-market strategy.
All revenue is net of intercompany adjustments.

Cost of Revenues
Cost of Revenues
Cost of revenues consists primarily of compensation expenses for program personnel, the fringe benefits associated with this compensation and other direct expenses incurred to complete programs, including cost of materials and subcontract efforts

Inventories	Inventories Inventories are valued at the lower of cost or market. Our inventory consists of specialty products that we manufacture on a limited quantity basis for our customers.
Accounts Receivable
Accounts Receivable
Accounts receivable are stated at the amount management expects to collect from outstanding balances. Invoice terms range from net 10 days to net 90 days. Management provides for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance (allowance for doubtful accounts) based on its assessment of the current status of individual accounts. Balances that are still outstanding after management has used reasonable collection efforts are written-off through a charge to the valuation allowance and a credit to accounts receivable

Property and Equipment
Property and Equipment
All property and equipment are stated at acquisition cost or in the case of self-constructed assets, the cost of labor and a reasonable allocation of overhead costs (no general and administrative costs are included). The cost of maintenance and repairs, which do not significantly improve or extend the life of the respective assets, are charged to operations as incurred.
Provisions for depreciation and amortization are computed on either a straight-line method or accelerated methods acceptable under accounting principles generally accepted in the United States of America (“US GAAP”) over the estimated useful lives of between 3 and 7 years. Leasehold improvements are amortized over the lesser of the terms of the underlying leases or the estimated useful lives of the assets

Lease Incentives	Lease Incentives
Software Development Costs
Software Development Costs
Costs of internally developed software for resale are expensed until the technological feasibility of the software product has been established. In accordance with the pronouncement on software development costs of the Accounting Standards Codification (“ASC”), software development costs are capitalized and amortized over the product's estimated useful life. As of December 31, 2015 and 2014, we had capitalized $1.9 million and $1.3 million of software development costs, respectively. Capitalized software development costs are amortized using the greater of straight-line method or as a percentage of revenue recognized from the sale of the capitalized software. Due to the products still being under development and not having been placed into service for the years ended December 31, 2015, 2014 and 2013, the Company had no computer software amortization costs.

Long-Lived Assets (Excluding Goodwill)
Long-Lived Assets (Excluding Goodwill)
The Company follows the provisions of FASB ASC topic 360-10-35, Impairment or Disposal of Long-Lived Assets in accounting for long-lived assets such as property and equipment and intangible assets subject to amortization. The guidance requires that long-lived assets be reviewed for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be fully recoverable. The possibility of impairment exists if the sum of the long-term undiscounted cash flows is less than the carrying amount of the long-lived asset being evaluated. Impairment losses are measured as the difference between the carrying value of long-lived assets and their fair market value based on discounted cash flows of the related assets. Impairment losses are treated as permanent reductions in the carrying amount of the assets

Goodwill	Goodwill
Intangibles
Intangibles
Intangible assets consist of the value of customer related intangibles acquired in various acquisitions. Intangible assets are amortized on a straight line basis over their estimated useful lives unless the pattern of usage of the benefits indicates an alternative method is more representative. The useful lives of the intangibles range from one to seven years

Concentrations of Credit Risk
Concentrations of Credit Risk
We maintain cash balances that, at times, during the years ended December 31, 2015 and 2014 exceeded the federally insured limit on a per financial institution basis. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk related to cash. In addition, we have credit risk associated with our receivables that arise in the ordinary course of business. In excess of 90% of our total revenue is derived from contracts where the end customer is the US Government and any disruption to cash payments from our end customer could put the Company at risk

Use of Estimates
Use of Estimates
Management uses estimates and assumptions in preparing these consolidated financial statements in accordance with US GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Significant estimates include amortization lives, depreciation lives, percentage of completion revenue, VSOE, TPE, BESP, inventory obsolescence reserves, medical self-insurance IBNR, income taxes and stock compensation expense. Actual results could vary from the estimates that were used

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid investments purchased with original maturities of three months or less, when purchased, to be cash equivalents
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The balance sheet includes various financial instruments consisting of cash and cash equivalents, accounts receivable, and accounts payable. The fair values of these instruments approximate the carrying values due to the short maturity of these instruments.

Research and Development
Research and Development
Internally funded research and development expenses are expensed as incurred and are included in cost of operations in the accompanying consolidated statement of operations. In accordance with FASB ASC Topic 730, Research and Development, such costs consist primarily of payroll, materials, subcontractor and an allocation of overhead costs related to product development

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enacted date. In evaluating our ability to realize our deferred tax assets, we consider all available positive and negative evidence, including cumulative historic earnings, reversal of deferred tax liabilities, projected taxable income, and tax planning strategies. The assumptions utilized in evaluating both positive and negative evidence require the use of significant judgment concerning our business plans surrounding both our Government Solutions segment and our Commercial Solutions segment.
For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax liability or benefit as the largest amount that it judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate includes the net impact of changes in the liability for unrecognized tax obligations or benefits and subsequent adjustments as considered appropriate by management. The Company's policy is to record interest and penalties as an increase in the liability for uncertain tax obligations or benefits and a corresponding increase to the income tax provision

Earnings per Share
Earnings (Loss) per Share
Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted loss per share is calculated by dividing net loss by the diluted weighted-average common shares outstanding during the period, which reflects the potential dilution of stock options, warrants, and contingently issuable shares that could share in our loss if the securities were exercised

Employee equity share options, restricted shares, and warrants granted by the Company are treated as potential common shares outstanding in computing diluted loss per share. Diluted shares outstanding include the dilutive effect of in-the-money options and in-the-money warrants and unvested restricted stock. The dilutive effect of such equity awards is calculated based on the average share price for each fiscal period using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of tax benefits that would be recorded in additional paid-in capital when the award becomes deductible, are collectively assumed to be used to repurchase shares

Share-Based Compensation
Based Compensation
As discussed in Note 10 - Share-based Compensation, the shareholders approved the 2013 KeyW Holding Corporation Stock Incentive Plan in August 2012. The 2013 Stock Incentive Plan, which took effect on January 1, 2013, replaced the 2009 Stock Incentive Plan. The Company applies the fair value method that requires all share-based payments to employees and non-employee directors, including grants of employee stock options, to be expensed over their requisite service period based on their fair value at the grant date, using a prescribed option-pricing model. The expense recognized is based on the straight-line amortization of each individually vesting piece of a grant. The calculated expense is required to be based upon awards that ultimately vest and we have accordingly reduced the expense by estimated forfeitures.
The following assumptions were used for options granted.
Dividend Yield — The Company has never declared or paid dividends on its common stock and has no plans to do so in the foreseeable future.
Risk-Free Interest Rate — Risk-free interest rate is based on US Treasury zero-coupon issues with a remaining term approximating the expected life of the option term assumed at the date of grant.
Expected Volatility — Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company's expected volatility is based on its historical volatility for a period that approximates the estimated life of the options.
Expected Term of the Options — This is the period of time that the options granted are expected to remain unexercised. The Company estimates the expected life of the option term based on the expected tenure of employees and historical experience.
Forfeiture Rate — The Company estimates the percentage of options granted that are expected to be forfeited or canceled on an annual basis before stock options become fully vested. The Company uses the forfeiture rate that is a blend of past turnover data and a projection of expected results over the following twelve month period based on projected levels of operations and headcount levels at various classification levels with the Company

Segment Reporting
Segment Reporting
FASB ASC Section 280, Segment Reporting, establishes standards for the way that public business enterprises report information about operating segments in annual financial statements and requires that these enterprises report selected information about operating segments in interim financial reports. The guidance also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company defines its reportable segments based on the way the chief operating decision maker ("CODM"), currently its chief executive officer, manages the operations of the Company for allocating resources and assessing performance. The Company has historically operated two segments, Government Solutions and Commercial Cyber Solutions. The Company disposed of the assets and liabilities of its Commercial Cyber Solutions during the second quarter of 2016, (see Note 16 - Discontinued Operation). Therefore, we have also reclassified the results of our Hexis business, which comprised our entire Commercial Cyber Solutions reportable segment, as discontinued operations for all periods presented in our consolidated financial statements and determined that the Company is now operating one reporting segment

Recently Issued Accounting Pronouncements
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Recently Issued Accounting Pronouncements
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, an accounting pronouncement related to revenue recognition (FASB ASC Topic 606), which amends the guidance in former ASC Topic 605, Revenue Recognition, and provides a single, comprehensive revenue recognition model for all contracts with customers. This standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The entity will recognize revenue to reflect the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017